CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	CAD 1,209	CAD 1,261
Restricted cash	68	47
Accounts receivable and other (Note 5)	5,300	5,504
Accounts receivable from affiliates	14	241
Inventory	1,202	1,148
Total Current assets	7,793	8,201
Property, plant and equipment, net	58,538	53,830
Long-term investments	6,154	5,408
Deferred amounts and other assets	3,216	3,208
Intangible assets, net	1,259	1,166
Goodwill (Note 6)	75	483
Deferred income taxes	681	561
Total Assets	77,716	72,857
Current liabilities
Bank indebtedness	313	507
Short-term borrowings	684	1,041
Accounts payable and other	7,014	6,444
Accounts payable to affiliates	25	80
Interest payable	265	264
Environmental liabilities	152	161
Current maturities of long-term debt (Note 7)	1,064	1,004
Total Current liabilities	9,517	9,501
Long-term debt (Note 7)	36,309	33,423
Other long-term liabilities	5,120	4,041
Deferred income taxes	5,237	4,842
Total Liabilities	CAD 56,183	CAD 51,807
Contingencies (Note 14)
Redeemable noncontrolling interests	CAD 1,915	CAD 2,249
Share capital
Preference shares	6,515	6,515
Common shares (860 and 852 outstanding at June 30, 2015 and December 31, 2014, respectively)	7,039	6,669
Additional paid-in capital	2,810	2,549
Retained earnings	1,293	1,571
Accumulated other comprehensive income/(loss) (Note 9)	213	(435)
Reciprocal shareholding	(83)	(83)
Total Enbridge Inc. shareholders' equity	17,787	16,786
Noncontrolling interests	1,831	2,015
Total Equity	19,618	18,801
Total Liabilities and equity	CAD 77,716	CAD 72,857